SUBSEQUENT EVENTS (Details Narrative) - AUD ($)	Aug. 23, 2024	Jul. 26, 2024	Sep. 11, 2024
IfrsStatementLineItems [Line Items]
Increase In eligible shareholders			$ 324,648
Shortfall amount			3,553,145
Precommitments amounts			500,000
Commitments			$ 1,000,000
Entering into significant commitments or contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Short term loan		$ 800,000
Abnormally large changes in asset prices or foreign exchange rates [member]
IfrsStatementLineItems [Line Items]
Explanation of issues		The Company also launching a 2 for 3 non-renounceable entitlement issue at 4 cents with an attaching 1:1 free option (with an exercise price of 4 cents) to raise a minimum of $2 million and up to a maximum of $3.85 million (upon placement of entitlements and any shortfall). The Entitlement Offer does not require shareholder approval and is to be made to “eligible shareholders”. The Company will have 3 months post lodgment of the entitlement prospectus with ASIC and ASX to place any shortfall. The board and others have made commitments effectively to underwrite the first $500,000 of the entitlement offer (based on a minimum of $2 million being raised) and would apply part of their loans (referred to above) to this underwriting.
Explanation of nasdaq capital market	the Nasdaq Capital Market was below US$1.00 for 30 consecutive trading days. Under Nasdaq Listing Rule 5810(c)(3)(A), the company has a period of 180 calendar days from the date of Notification to regain compliance with the minimum bid requirement, during which time the ADS will continue to trade on the Nasdaq Capital Market. If at any time before February 19, 2025, the bid price of the ADS closes at or above US$1.00 per ADS for a minimum of 10 consecutive business days, the Company will regain compliance with the Minimum Bid Requirement.